Condensed Consolidated Statements of Changes in Mezzanine Equity and Stockholders' Equity (Unaudited) (Parentheticals) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
ATM Program [Member]
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs		$ 44	$ 44	$ 23
Series B Preferred Stock, Mezzanine Equity [Member]
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs	$ 68
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs				$ 1,630